DISCONTINUED OPERATIONS (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Apr. 30, 2015 USD ($)	Jan. 31, 2015 USD ($)	Oct. 31, 2014 USD ($)	Jul. 31, 2014 USD ($)	Apr. 30, 2014 USD ($)	Jan. 31, 2014 USD ($)	Oct. 31, 2013 USD ($)	Jul. 31, 2013 USD ($)	Apr. 30, 2016 Property	Apr. 30, 2015 USD ($)	Apr. 30, 2014 USD ($) Property	Apr. 30, 2013 USD ($) Property	Apr. 30, 2012 Property
REVENUE
Real estate rentals										$ 181,261	$ 165,465	$ 151,083
Tenant reimbursement										19,734	19,914	18,650
TOTAL REVENUE	$ 51,173	$ 52,939	$ 51,189	$ 49,214	$ 47,440	$ 48,383	$ 45,896	$ 45,287		204,515	187,006	169,733
EXPENSES
Depreciation/amortization related to real estate investments										50,886	49,153	41,602
Utilities										13,388	13,605	11,363
Maintenance										20,063	19,435	17,062
Real estate taxes										20,039	19,035	18,223
Insurance										4,760	4,090	2,801
Property management expenses										14,707	13,526	11,713
Other property expenses										876	114	1,008
Other expenses										2,010	2,129	2,171
Amortization related to non-real estate investments										889	916	828
Impairment of real estate investments										4,663	7,700
TOTAL EXPENSES										147,102	141,777	115,265
Operating (loss) income										57,413	47,709	59,552
Interest expense										(40,071)	(39,619)	(40,441)
Other income										718	242	512
Gain on sale of discontinued operations										6,093	6,948	6,885
INCOME FROM DISCONTINUED OPERATIONS										2,293	(27,127)	10,129
Property Sale Data
Gain on sale of discontinued operations										6,093	6,948	6,885
Carrying amounts of major classes of assets included as part of discontinued operations
Property owned and intangible assets, net of accumulated depreciation and amortization	417,045				425,676					417,045	425,676
Receivable arising from straight-lining of rents	10,078				11,087					10,078	11,087
Accounts receivable	566				1,752					566	1,752
Prepaid and other assets	699				691					699	691
Tax, isurance and other escrow	1,176				4,655					1,176	4,655
Property and equipment	0				7					0	7
Goodwill	193				0					193	0
Deferred charges and leasing costs	9,606				10,488					9,606	10,488
Total major classes of assets of the discontinued operations	439,363				454,356					439,363	454,356	72,631
Other assets included in the disposal group classified as held for sale	23,740				2,951					23,740	2,951
Total assets of the disposal group classified as held for sale on the balance sheet	463,103				457,307					463,103	457,307
Carrying amounts of major classes of liabilities included as part of discontinued operations
Accounts payable and accrued expenses	13,952				13,988					13,952	13,988
Mortgages payable	295,677				318,734					295,677	318,734
Other	4				9					4	9
Total major classes of liabilities of the discontinued operations	309,633				332,731					309,633	332,731
Other liabilities included in the disposal group classified as held for sale	11,760				0					11,760	0
Total liabilities of the disposal group classified as held for sale on the balance sheet	$ 321,393				$ 332,731					321,393	332,731	$ 1,335
Discontinued Operations, Held-for-sale [Member]
EXPENSES
Impairment of real estate investments											$ 36,700
Multi-Family Residential [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate properties classified as discontinued operations | Property											2	3
Commercial Office [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate properties classified as discontinued operations | Property											3
Commercial Office [Member] | Subsequent Event [Member] | Discontinued Operations, Held-for-sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate properties classified as discontinued operations | Property									48
Commercial Healthcare [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate properties classified as discontinued operations | Property												1
Commercial Healthcare [Member] | Subsequent Event [Member] | Discontinued Operations, Held-for-sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate properties classified as discontinued operations | Property									1
Commercial Industrial [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate properties classified as discontinued operations | Property											12
Retail [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate properties classified as discontinued operations | Property											3	1	1
Number of properties classified as held for sale | Property													1
Retail [Member] | Subsequent Event [Member] | Discontinued Operations, Held-for-sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate properties classified as discontinued operations | Property									17
Condominium Unit [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate properties classified as discontinued operations | Property												4	8
Number of properties classified as held for sale | Property													8
Discontinued Operations [Member]
REVENUE
Real estate rentals										54,591	$ 57,629	$ 63,704
Tenant reimbursement										24,084	26,949	27,788
TOTAL REVENUE										78,675	84,578	91,492
EXPENSES
Depreciation/amortization related to real estate investments										16,226	19,259	20,873
Utilities										7,493	8,423	7,876
Maintenance										10,861	12,022	12,307
Real estate taxes										13,906	14,898	16,235
Insurance										1,079	1,172	1,151
Property management expenses										3,795	3,657	3,810
Other property expenses										30	243	16
Other expenses										0	3	2
Amortization related to non-real estate investments										2,606	2,500	2,446
Impairment of real estate investments										1,442	36,726	305
TOTAL EXPENSES										57,438	99,003	65,021
Operating (loss) income										21,237	(14,425)	26,471
Interest expense										(18,949)	19,944	23,425
Interest income										0	2	2
Other income										5	241	16
(Loss) income from discontinued operations before gain on sale										2,293	(34,126)	3,244
Gain on sale of discontinued operations										0	6,999	3,885
INCOME FROM DISCONTINUED OPERATIONS										2,293	(27,127)	10,129
Property Sale Data
Sales price											80,883	26,273
Net book value and sales costs											(73,884)	(19,388)
Gain on sale of discontinued operations										0	6,999	3,885
Discontinued Operations [Member] | Multi-Family Residential [Member]
EXPENSES
INCOME FROM DISCONTINUED OPERATIONS										0	(99)	3,712
Discontinued Operations [Member] | Commercial Healthcare [Member]
EXPENSES
INCOME FROM DISCONTINUED OPERATIONS										(55)	(68)	3,307
Discontinued Operations [Member] | Commercial Industrial [Member]
EXPENSES
INCOME FROM DISCONTINUED OPERATIONS										0	8,923	2,118
Discontinued Operations [Member] | Other Segments [Member]
EXPENSES
INCOME FROM DISCONTINUED OPERATIONS										$ 2,348	$ (35,883)	$ 992